---------------------------
                                                     OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570

                                                     Expires: September 30, 2007

                                                     Estimated average burden
                                                     hours per response: 19.4
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07677
                                   ---------

                          Profit Funds Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

8401 Colesville Road, Suite 320          Silver Spring, Maryland        20910
--------------------------------------------------------------------------------
              (Address of principal executive offices)                (Zip code)

                                Eugene A. Profit

Profit Investment Management   8401 Colesville Road    Silver Spring, MD 20910
--------------------------------------------------------------------------------
                         (Name and address of agent for service)

Registrant's telephone number, including area code: (301) 650-0059
                                                    --------------

Date of fiscal year end:  September 30, 2007
                          ------------------

Date of reporting period: March 31, 2007
                          --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                                 THE PROFIT FUND

                                  PROFIT FUNDS
                                -----------------
                                     [LOGO]
                                -----------------

                                INVESTMENT TRUST
                                      PVALX





                               SEMI-ANNUAL REPORT
                                 March 31, 2007
                                   (Unaudited)

THE PROFIT FUND
================================================================================

                        THE PROFIT FUND VS S&P 500 INDEX
                             SECTOR DIVERSIFICATION
                              AS OF MARCH 31, 2007
                                   (UNAUDITED)

                               [BAR CHART OMITTED]

                            THE PROFIT FUND   S&P 500 INDEX
                            ---------------   -------------

Energy                            5.6%           10.1%
Materials                         1.3%            3.1%
Industrials                      22.2%           10.9%
Consumer Discretionary            9.6%           10.5%
Consumer Staples                  8.8%            9.6%
Health Care                      18.3%           11.9%
Financials                       15.9%           21.6%
Information Technology           16.3%           14.8%
Telecommunication Services        2.0%            3.7%
Utilities                         0.0%            3.7%

                                TOP TEN HOLDINGS
                                 March 31, 2007
                                   (Unaudited)
--------------------------------------------------------------------------------

                                                   % OF
SECURITY DESCRIPTION                            NET ASSETS
--------------------                            ----------
Gilead Sciences, Inc.                              3.5%
EMC Corp.                                          3.0%
Wal-Mart Stores, Inc.                              2.9%
Medtronic, Inc.                                    2.7%
Cisco Systems, Inc.                                2.6%
Hartford Financial Services Group, Inc. (The)      2.6%
Rockwell Collins, Inc.                             2.5%
Caterpillar, Inc.                                  2.5%
Staples, Inc.                                      2.4%
CSX Corp.                                          2.3%

THE PROFIT FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007 (UNAUDITED)
================================================================================

ASSETS
Investments in securities:
  At acquisition cost ...........................................   $ 9,150,851
                                                                    ===========
  At value (Note 2) .............................................   $10,709,327
Receivable for capital shares sold ..............................         6,400
Receivable for investment securities sold .......................       126,104
Dividends receivable ............................................        11,512
Receivable from Adviser .........................................         5,667
Other assets ....................................................         8,674
                                                                    -----------
  TOTAL ASSETS ..................................................    10,867,684
                                                                    -----------
LIABILITIES
Payable to Administrator (Note 4) ...............................         6,000
Accrued trustees' fees ..........................................         1,500
Other accrued expenses and liabilities ..........................        12,943
                                                                    -----------
  TOTAL LIABILITIES .............................................        20,443
                                                                    -----------
NET ASSETS ......................................................   $10,847,241
                                                                    ===========
NET ASSETS CONSIST OF:
Paid-in capital .................................................   $ 8,515,060
Accumulated net investment loss .................................       (49,305)
Accumulated net realized gains from security transactions .......       823,010
Net unrealized appreciation on investments ......................     1,558,476
                                                                    -----------
NET ASSETS ......................................................   $10,847,241
                                                                    ===========

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ....................       529,165
                                                                    ===========

Net asset value, offering price, and redemption
  price per share ...............................................   $     20.50
                                                                    ===========

See accompanying notes to financial statements.

THE PROFIT FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)
================================================================================

INVESTMENT INCOME
  Dividends .....................................................   $    59,292
                                                                    -----------
EXPENSES
  Investment advisory fees (Note 4) .............................        69,684
  Professional fees .............................................        23,989
  Compliance fees (Note 4) ......................................        18,279
  Accounting services fees (Note 4) .............................        15,000
  Administration fees (Note 4) ..................................        12,000
  Transfer agent fees (Note 4) ..................................         9,000
  Distribution expense (Note 4) .................................         6,793
  Insurance expense .............................................         6,534
  Postage and supplies ..........................................         6,397
  Registration fees .............................................         6,155
  Reports to shareholders .......................................         4,457
  Custodian fees ................................................         2,264
  Trustees' fees ................................................         2,250
  Other expenses ................................................         4,193
                                                                    -----------
    TOTAL EXPENSES ..............................................       186,995
  Fees waived by the Adviser (Note 4) ...........................       (78,398)
                                                                    -----------
    NET EXPENSES ................................................       108,597
                                                                    -----------
NET INVESTMENT LOSS .............................................       (49,305)
                                                                    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized gains from security transactions .................     1,077,020
  Net change in unrealized appreciation/depreciation on
    investments .................................................      (496,617)
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ................       580,403
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $   531,098
                                                                    ===========

See accompanying notes to financial statements.

THE PROFIT FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                      SIX MONTHS
                                                         ENDED
                                                       MARCH 31,    YEAR ENDED
                                                         2007      SEPTEMBER 30,
                                                      (UNAUDITED)     2006
-------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss .............................   $   (49,305)  $  (158,470)
  Net realized gains from security transactions ...     1,077,020       431,642
  Net change in unrealized
    appreciation/depreciation on investments ......      (496,617)      491,133
                                                      -----------   -----------
Net increase in net assets from operations ........       531,098       764,305
                                                      -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains from security
    transactions ..................................      (355,436)     (293,636)
                                                      -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .......................       203,331       488,697
  Reinvestment of distributions to shareholders ...       354,313       292,008
  Payments for shares redeemed ....................      (827,233)   (1,965,307)
                                                      -----------   -----------
Net decrease in net assets
  from capital share transactions .................      (269,589)   (1,184,602)
                                                      -----------   -----------

TOTAL DECREASE IN NET ASSETS ......................       (93,927)     (713,933)

NET ASSETS
  Beginning of period .............................    10,941,168    11,655,101
                                                      -----------   -----------
  End of period ...................................   $10,847,241   $10,941,168
                                                      ===========   ===========

ACCUMULATED NET INVESTMENT LOSS ...................   $   (49,305)  $        --
                                                      ===========   ===========
CAPITAL SHARE ACTIVITY
  Shares sold .....................................         9,740        24,624
  Shares issued in reinvestment of
    distributions to shareholders .................        17,284        15,153
  Shares redeemed .................................       (39,803)     (100,327)
                                                      -----------   -----------
  Net decrease in shares outstanding ..............       (12,779)      (60,550)
  Shares outstanding, beginning of period .........       541,944       602,494
                                                      -----------   -----------
  Shares outstanding, end of period ...............       529,165       541,944
                                                      ===========   ===========

See accompanying notes to financial statements.

THE PROFIT FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                             SIX MONTHS
                                                ENDED         YEAR        YEAR        YEAR        YEAR        YEAR
                                              MARCH 31,      ENDED       ENDED       ENDED       ENDED       ENDED
                                                2007       SEPT. 30,   SEPT. 30,   SEPT. 30,   SEPT. 30,   SEPT. 30,
                                             (UNAUDITED)      2006        2005        2004        2003       2002
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...   $ 20.19       $ 19.34     $ 17.61      $15.41      $11.85     $ 14.38
                                             -------       -------     -------      ------      ------     -------

Income (loss) from
  investment operations:
  Net investment loss ....................     (0.09)        (0.29)      (0.15)      (0.18)      (0.32)      (0.25)
  Net realized and unrealized gains
    (losses) on investments ..............      1.07          1.64        1.88        2.38        3.88       (2.28)
                                             -------       -------     -------      ------      ------     -------
Total from investment operations .........      0.98          1.35        1.73        2.20        3.56       (2.53)
                                             -------       -------     -------      ------      ------     -------

Less distributions:
  From net realized gains from
    security transactions ................     (0.67)        (0.50)         --          --          --          --
                                             -------       -------     -------      ------      ------     -------
Net asset value at end of period .........   $ 20.50       $ 20.19     $ 19.34      $17.61      $15.41     $ 11.85
                                             =======       =======     =======      ======      ======     =======
Total return (a) .........................      4.85%(b)      7.10%       9.82%      14.28%      30.04%     (17.59%)
                                             =======       =======     =======      ======      ======     =======

Net assets at end of period (000's) ......   $10,847       $10,941     $11,655      $6,886      $3,595     $ 3,124
                                             =======       =======     =======      ======      ======     =======

Ratio of net expenses to
  average net assets (c) .................      1.95%(d)      2.45%       2.45%       2.54%       3.61%       2.25%

Ratio of net investment loss to
  average net assets .....................     (0.88%)(d)    (1.41%)     (0.77%)     (1.15%)     (2.28%)     (1.46%)

Portfolio turnover rate ..................        27%(b)        32%         65%         33%         30%         53%

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Not annualized.

(c) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 3.39%(d), 3.23%, 3.37%, 3.70%, 5.59% and 4.72% for the periods ended March 31, 2007,
      September 30, 2006, 2005, 2004, 2003 and 2002, respectively (Note 4).

(d)   Annualized.

See accompanying notes to financial statements.

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
================================================================================

 SHARES   COMMON STOCKS -- 97.1%                                        VALUE
--------------------------------------------------------------------------------
          AEROSPACE & DEFENSE -- 6.4%
  2,600   General Dynamics Corp. .................................   $   198,640
  4,008   Rockwell Collins, Inc. .................................       268,255
  3,500   United Technologies Corp. ..............................       227,500
                                                                     -----------
                                                                         694,395
                                                                     -----------

          BIOTECHNOLOGY -- 3.3%
  4,027   Amgen, Inc. (a) ........................................       225,029
  1,679   Genentech, Inc. (a) ....................................       137,879
                                                                     -----------
                                                                         362,908
                                                                     -----------

          BUILDING MATERIALS -- 1.3%
  2,584   American Standard Cos., Inc. ...........................       137,004
                                                                     -----------

          COMMERCIAL SERVICES -- 0.9%
  1,598   Moody's Corp. ..........................................       99,172
                                                                     -----------

          COMPUTERS -- 5.6%
    861   Apple Computer, Inc. (a) ...............................        79,996
 23,516   EMC Corp. (a) ..........................................       325,697
 12,150   Western Digital Corp. (a) ..............................       204,241
                                                                     -----------
                                                                         609,934
                                                                     -----------

          COSMETICS/PERSONAL CARE -- 2.0%
  3,258   Colgate-Palmolive Co. ..................................       217,602
                                                                     -----------

          DIVERSIFIED FINANCIAL SERVICES -- 8.0%
  3,000   American Express Co. ...................................       169,200
  9,558   E*Trade Financial Corp. (a) ............................       202,821
    672   Goldman Sachs Group, Inc. ..............................       138,855
  1,538   Legg Mason, Inc. .......................................       144,895
  2,988   Lehman Brothers Holdings, Inc. .........................       209,369
                                                                     -----------
                                                                         865,140
                                                                     -----------

          ELECTRONICS -- 1.8%
  3,600   Garmin Ltd. ............................................       194,940
                                                                     -----------

          ENVIRONMENTAL CONTROL -- 1.8%
  5,690   Waste Management, Inc. .................................       195,793
                                                                     -----------

          FOOD -- 2.1%
  4,999   Whole Foods Market, Inc. ...............................       224,205
                                                                     -----------

          HEALTH CARE PRODUCTS -- 5.9%
  6,398   Cytyc Corp. (a) ........................................       218,876
  2,213   Johnson & Johnson ......................................       133,355
  5,934   Medtronic, Inc. ........................................       291,122
                                                                     -----------
                                                                         643,353
                                                                     -----------

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================

 SHARES   COMMON STOCKS -- 97.1% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
          HEALTH CARE SERVICES -- 3.4%
  3,844   Quest Diagnostics, Inc. ................................   $   191,700
  3,272   UnitedHealth Group, Inc. ...............................       173,318
                                                                     -----------
                                                                         365,018
                                                                     -----------

          INSURANCE -- 6.5%
  4,345   AFLAC, Inc. ............................................       204,476
      2   Berkshire Hathaway, Inc. - Class A (a) .................       217,980
  3,000   Hartford Financial Services Group, Inc. (The) ..........       286,740
                                                                     -----------
                                                                         709,196
                                                                     -----------

          LEISURE TIME -- 1.0%
  2,201   Carnival Corp. .........................................       103,139
                                                                     -----------

          MACHINERY - CONSTRUCTION & MINING -- 2.5%
  4,000   Caterpillar, Inc. ......................................       268,120
                                                                     -----------

          MEDIA -- 4.2%
  7,952   Comcast Corp. - Class A (a) ............................       206,354
  7,199   Walt Disney Co. (The) ..................................       247,862
                                                                     -----------
                                                                         454,216
                                                                     -----------
          METALS & MINING -- 1.3%
  4,065   Alcoa, Inc. ............................................       137,803
                                                                     -----------

          MISCELLANEOUS MANUFACTURING -- 6.0%
  2,362   3M Co. .................................................       180,528
  3,161   Danaher Corp. ..........................................       225,853
  6,940   General Electric Co. ...................................       245,398
                                                                     -----------
                                                                         651,779
                                                                     -----------

          OIL & GAS -- 5.4%
  1,919   Exxon Mobil Corp. ......................................       144,789
  3,310   GlobalSanteFe Corp. ....................................       204,161
  4,333   XTO Energy, Inc. .......................................       237,492
                                                                     -----------
                                                                         586,442
                                                                     -----------

          PHARMACEUTICALS -- 5.1%
  3,708   Barr Pharmaceuticals, Inc. (a) .........................       171,866
  5,025   Gilead Sciences, Inc. (a) ..............................       384,412
                                                                     -----------
                                                                         556,278
                                                                     -----------

          RETAIL -- 8.6%
  9,879   Staples, Inc. ..........................................       255,273
  4,287   Tiffany & Co. ..........................................       194,973
  3,801   Walgreen Co. ...........................................       174,428
  6,594   Wal-Mart Stores, Inc. ..................................       309,588
                                                                     -----------
                                                                         934,262
                                                                     -----------

          SEMICONDUCTORS -- 2.2%
 12,457   Intel Corp. ............................................       238,302
                                                                     -----------

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================

 SHARES   COMMON STOCKS -- 97.1%                                        VALUE
--------------------------------------------------------------------------------
          SOFTWARE -- 3.6%
  4,421   Adobe Systems, Inc. (a) ................................   $   184,356
  6,418   Citrix Systems, Inc. (a) ...............................       205,569
                                                                     -----------
                                                                         389,925
                                                                     -----------
          TELECOMMUNICATIONS -- 4.6%
 11,248   Cisco Systems, Inc. (a) ................................       287,161
  5,662   Verizon Communications, Inc. ...........................       214,703
                                                                     -----------
                                                                         501,864
                                                                     -----------
          TRANSPORTATION -- 3.6%
  6,299   CSX Corp. ..............................................       252,275
  1,269   FedEx Corp. ............................................       136,329
                                                                     -----------
                                                                         388,604
                                                                     -----------

          TOTAL COMMON STOCKS (Cost $8,970,918)...................   $10,529,394
                                                                     -----------

================================================================================
 SHARES   MONEY MARKET FUNDS -- 1.6%                                    VALUE
--------------------------------------------------------------------------------
 89,966   Evergreen Institutional Cash Portfolio - Government.....   $    89,966
 89,967   Fidelity Institutional Cash Portfolio - Government......        89,967
                                                                     -----------
          TOTAL MONEY MARKET FUNDS (Cost $179,933)................   $   179,933
                                                                     -----------

          TOTAL INVESTMENT SECURITIES AT VALUE -- 98.7%
            (Cost $9,150,851).....................................   $10,709,327

          OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3%...........       137,914
                                                                     -----------

          NET ASSETS -- 100.0%....................................   $10,847,241
                                                                     ===========

(a)  Non-income producing security.

See accompanying notes to financial statements.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007 (UNAUDITED)
================================================================================

1. ORGANIZATION

The Profit Fund (the Fund) is a diversified series of Profit Funds Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on June 14, 1996. The public offering of shares of the Fund commenced on November 15, 1996.

The Fund seeks to provide investors with high long-term total return, consistent with the preservation of capital and maintenance of liquidity, by investing primarily in the common stock of established, larger capitalization companies
(that is, companies having a market capitalization exceeding $10 billion). Dividend income is only an incidental consideration to the Fund's investment objective.

On November 19, 2004, the Fund consummated a tax-free merger with the Lake Forest Core Equity Fund (the Lake Forest Fund). Pursuant to the terms of the agreement governing the merger, each share of the Lake Forest Fund was converted into an equivalent dollar amount of shares of the Fund, based on the net asset value of the Fund and the Lake Forest Fund as of November 19, 2004 ($18.47 and $23.35, respectively), resulting in a conversion ratio of 1.264179 shares of the Fund for each share of the Lake Forest Fund. The Fund thus issued 285,841 shares to shareholders of the Lake Forest Fund. Net assets of the Fund and the Lake Forest Fund as of the merger date were $7,269,723 and $5,278,621, including unrealized appreciation (depreciation) of $1,562,530 and ($111,577), respectively. In addition, the Lake Forest Fund's net assets included accumulated net realized losses of $568,640. Total net assets immediately after the merger were $12,548,344.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

by and under the general supervision of the Board of Trustees. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income-- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders -- Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the six months ended March 31, 2007 and the year ended September 30, 2006 was long-term capital gains.

Contingencies and commitments -- The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code (the Code) applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of March 31, 2007:

--------------------------------------------------------------------------------
Cost of portfolio investments.....................................   $9,150,851
                                                                     ==========
Gross unrealized appreciation.....................................   $1,727,246
Gross unrealized depreciation.....................................     (168,770)
                                                                     ----------
Net unrealized appreciation.......................................   $1,558,476
Capital loss carryforward subject to limitations..................      (92,508)
Other gains   ....................................................      866,213
                                                                     ----------
Accumulated earnings .............................................   $2,332,181
                                                                     ==========
--------------------------------------------------------------------------------

The primary difference between the book basis and tax basis of distributable earnings is the different book and tax treatments of short term capital gains and the timing limitations on the utilization of capital loss carryforwards acquired through the Lake Forest Fund merger.

As of September 30, 2006, the Fund had a capital loss carryforward acquired in the merger with the Lake Forest Fund of $92,508, which expires September 30, 2010. The capital loss carryforward can not be used to offset pre-acquisition market value gains until September 30, 2010.

3. INVESTMENT TRANSACTIONS

During the six months ended March 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $2,943,324 and $3,919,749, respectively.

4. TRANSACTIONS WITH AFFILIATES

The President of the Trust is also the President of Investor Resources Group, LLC, d.b.a. Profit Investment Management (the Adviser). Certain other officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of Ultimus Fund Distributors, LLC (the Distributor), the principal underwriter for the Fund and exclusive agent for the distribution of shares of the Fund.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The Chief Compliance Officer (the CCO) of the Trust is an affiliate of the Adviser. The Fund pays the CCO $36,000 annually for her services as CCO to the Trust. In addition, the Fund reimburses the CCO for out-of-pocket expenses.

MANAGEMENT AGREEMENT

The Fund's investments are managed by the Adviser pursuant to the terms of a Management Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund's average daily net assets.

Effective November 22, 2006, the Adviser has contractually agreed, until at least February 1, 2008, to waive a portion of its advisory fees and, if necessary, reimburse a portion of the Fund's operating expenses so that the Fund's ordinary operating expenses do not exceed 1.75% per annum of the Fund's average daily net assets (the Expense Cap). Prior to November 22, 2006, the Expense Cap was 2.45% per annum of the Fund's average daily net assets. As a result of the Expense Cap, the Adviser waived its entire investment advisory fees of $69,684 and reimbursed other Fund expenses totaling $8,714 during the six months ended March 31, 2007.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets between $50 million and $100 million; 0.10% of such net assets between $100 million and $250 million; 0.075% of such net assets between $250 million and $500 million; and 0.05% of such net assets in excess of $500 million, subject to a minimum monthly fee of $2,000. Accordingly, Ultimus received $12,000 of administration fees for the six months ended March 31, 2007.

ACCOUNTING SERVICES AGREEMENT

Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,500 per month from the Fund. Accordingly, Ultimus received $15,000 of accounting fees for the six months ended March 31, 2007.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

TRANSFER AGENT AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $20 per shareholder account from the Fund, subject to a $1,500 minimum monthly fee. Accordingly, Ultimus received $9,000 of transfer agent fees for the six months ended March 31, 2007. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT

The Fund has entered into a Distribution Agreement with the Distributor, pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter for the Fund. The Distributor is a wholly owned subsidiary of Ultimus. The Distributor receives $6,000 annually for its services from the Fund.

DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution (the Plan) under which the Fund may reimburse expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. The Fund paid distribution expenses of $6,793 under the Plan during the six months ended March 31, 2007.

5. ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its Semi-Annual Report on March 31, 2008.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE PROFIT FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (October 1, 2006) and held until the end of the period (March 31, 2007).

The table below illustrates the Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. These ongoing costs, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE PROFIT FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                    Beginning         Ending         Expenses
                                  Account Value    Account Value   Paid During
                                   Oct. 1, 2006   March 31, 2007     Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $1,048.50        $9.96
Based on Hypothetical 5% Return
  (before expenses)                 $1,000.00        $1,015.21        $9.80
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.95% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge upon request by calling toll-free 1-888-744-2337, or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-744-2337, or on the SEC's website at http://www.sec.gov.

The Fund files its complete listing of portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-888-744-2337. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE PROFIT FUND
APPROVAL OF MANAGEMENT AGREEMENT
(UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the Fund's Management Agreement with the Adviser. Approval took place at an in-person meeting, held on November 21, 2006 at which all Trustees were present.

In the course of their consideration of the Agreement, the Independent Trustees met in executive session and were advised by their independent legal counsel. The Independent Trustees received and reviewed information provided by the Adviser in response to requests of the Trustees and counsel.

In considering the Management Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described as follows.

(i) THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER. In this regard, the Independent Trustees reviewed the services being provided by the Adviser to the Fund. They discussed the responsibilities of the Adviser under the Management Agreement and the Adviser's compensation under the Agreement. The Independent Trustees also reviewed the background and experience of the Adviser's key investment and operating personnel. After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided by the Adviser were satisfactory for the Fund.

(ii) THE INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. In this regard, the Independent Trustees compared the performance of the Fund with the performance of the S&P 500 Index, the Dow Jones Industrial Average and averages of comparable funds managed by other advisers over various periods ended September 30, 2006. For example, for the one year period ended September 30, 2006, the Fund's return was 7.10% compared to 10.79% for the S&P 500 Index and 13.14% for the Dow Jones Industrial Average; for the three year period ended September 30, 2006, the Fund's return was 10.36% compared to 12.30% for the S&P 500 Index and 10.43% for the Dow Jones Industrial Average; and for the five year period ended September 30, 2006, the Fund's return was 7.57% compared to 6.97% for the S&P 500 Index and 8.06% for the Dow Jones Industrial Average. The Independent Trustees were also provided with comparative performance numbers of the universe of funds that have assets of less than $50 million and are categorized by Morningstar as "large cap blend" funds. The Independent Trustees also considered the consistency of the Adviser's management of the Fund with the Fund's investment objective and policies. The Trustees noted the strong long-term performance history of the Fund. The Trustees further noted that the Fund's performance exceeded that of the Lipper Large Cap Growth Fund Index over all relevant periods. Following further discussion, the Independent Trustees concluded that the investment performance of the Fund has been satisfactory.

THE PROFIT FUND
APPROVAL OF MANAGEMENT AGREEMENT
(UNAUDITED) (CONTINUED)
================================================================================

(iii) THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND. In this regard, the Independent Trustees considered the Adviser's staffing, personnel and methods of operating; the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the asset levels of the Fund; and the overall expenses of the Fund. The Independent Trustees reviewed the rate of the advisory fee paid by the Fund (1.25%) under the Management Agreement and compared it to the average advisory fee ratios of similar mutual funds as reported by Morningstar (0.74% - Large Cap Blend Funds < $50 million in net assets). They also compared the total operating expense ratio of the Fund with average expense ratios of representative funds. The Trustees also considered the Adviser's proposal to contractually commit to limit the Fund's annual ordinary operating expense to 1.75% of the Fund's average daily net assets. The Independent Trustees next discussed the Adviser's analysis of its revenues and expenses with respect to the Fund for the fiscal year ended September 30, 2006. It was noted by the Independent Trustees that the Adviser has yet to recognize a profit with respect to its services to the Fund and, in fact, has collected almost no advisory fees from the Fund until the most recent two fiscal years. The Independent Trustees further noted that the Adviser has incurred significant losses over the life of the Fund. The Independent Trustees reviewed the balance sheet of the Adviser as of September 30, 2006. The Independent Trustees also considered the "fallout benefits" to the Adviser, including the research services received by the Adviser as a result of the placement of the Fund's brokerage. In considering the advisory fee and total expenses of the Fund, the Independent Trustees also took into account the high quality of services provided to the Fund. The Independent Trustees also took into account the current asset levels of the Fund and their effect on Fund expenses. Following further consideration of the foregoing, including the Adviser's commitment to reduce the overall expense ratio of the Fund to 1.75%, the Independent Trustees concluded that the fees paid to the Adviser by the Fund are reasonable.

(iv) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER ADVISORY FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFITS OF THE FUND'S SHAREHOLDERS. In this regard, the Independent Trustees considered that in prior years the Adviser received de minimus or no advisory fees because it was subsidizing the Fund to reduce operating expenses and has committed to further subsidize the Fund. The Independent Trustees discussed that, at current asset levels, it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. Following further discussion, the Independent Trustees determined that it is not necessary or appropriate to introduce fee breakpoints at the present time. The Independent Trustees noted, however, that if the Fund begins to grow its assets, it may become necessary for the Adviser to consider adding fee breakpoints to the Management Agreement.

THE PROFIT FUND
APPROVAL OF MANAGEMENT AGREEMENT
(UNAUDITED) (CONTINUED)
================================================================================

CONCLUSION

The Independent Trustees concluded that, based on the long-term performance of the Fund, they believe that the Adviser has provided high quality advisory services to the Fund. The Independent Trustees further concluded that, although the advisory fees and total operating expenses of the Fund are in the higher range when compared to other comparably managed funds, they believe the fees and overall expense ratio to be reasonable given the quality of services provided by the Adviser, the relatively small size of the Fund, and the absence to date of any profits accruing to the Adviser from the Management Agreement. The Independent Trustees also concluded that the Adviser's contractual commitment to limit the annual ordinary operating expenses of the Fund to 1.75% of the Fund's average daily net assets was an important factor in their deliberations.

After full consideration of the above factors as well as other factors, the Trustees, including all the Independent Trustees, concluded that approval of the Management Agreement was in the best interests of the Fund and its shareholders.

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

                       This page intentionally left blank.

                  PROFIT FUNDS INVESTMENT TRUST
                  8401 Colesville Road, Suite 320
                  Silver Spring, Maryland 20910

                  BOARD OF TRUSTEES
                  Eugene A. Profit
                  Larry E. Jennings, Jr.
                  Robert M. Milanicz
                  Deborah T. Owens

                  INVESTMENT  ADVISER
                  PROFIT INVESTMENT MANAGEMENT
                  8401 Colesville Road, Suite 320
                  Silver Spring, Maryland 20910
                  (301) 650-0059

                  ADMINISTRATOR/TRANSFER AGENT
                  ULTIMUS FUND SOLUTIONS, LLC
                  P.O. Box 46707
                  Cincinnati, Ohio 45246-0707

                  SHAREHOLDER SERVICE
                  Nationwide: (Toll-Free) 888-744-2337

This report is for the information of the shareholders of The Profit Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by a current fund prospectus.

ITEM 2.  CODE OF ETHICS.

Not required

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT      Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT   Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Profit Funds Investment Trust
             -----------------------------


By (Signature and Title)*  /s/ Eugene A. Profit
                           ----------------------------------------
                           Eugene A. Profit, President

Date May 24, 2007
     ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Eugene A. Profit
                           ----------------------------------------
                           Eugene A. Profit, President

Date May 24, 2007
     ------------


By (Signature and Title)*  /s/ Mark J. Seger
                           ----------------------------------------
                           Mark J. Seger, Treasurer

Date May 24, 2007
     ------------

* Print the name and title of each signing officer under his or her signature.